Related parties - Key management personnel compensation (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Key management personnel compensation [Abstract]
Short-term employee benefits	₩ 17,112	₩ 16,428	₩ 18,462
Severance benefits	979	418	393
Share-based payment transactions	6,787	9,162	6,318
Key management personnel compensation	₩ 24,878	₩ 26,008	₩ 25,173